Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Customer Segment	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer	Mar. 28, 2013
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments before realignment	3
Number of operating segments	2
Maximum percentage of ownership for equity method accounting	50.00%
Ownership percentage in cost method investments	Less than 20%
Gains or losses on marketable securities	$ 0
Deduction in accounts receivables within SRA	1,254.8	814.3
Increase in accounts receivables SRA balances	440.5
Current liabilities within SRA	719.0	634.4
Increase in current liabilities within SRA balances	84.6
Decrease in provision for chargebacks as a percentage of gross product sales	16.40%	16.10%	17.90%
Increase in provision for rebates	16.40%	15.70%	15.20%
Shipping and handling costs included in selling and marketing expenses	153.0	102.3	72.9
Percentage of other individual customers in relation to net revenues	10.00%	10.00%	10.00%
Number of largest customers as a percentage of net revenues	2	2	2
Percentage of gross accounts receivable due from the Company's four largest customers	55.00%	53.00%
Number of largest customers	4	4
Percentage of Actavis Pharma segment product sales from third-party manufactured products	29.00%	55.00%	49.00%
Research and Development expenses incurred under collaborative agreements	100.6	74.2	21.5
Issuance of shares associated with Actavis Group contingent earn-out		3.85		1.65
Stock awards outstanding, but not included in the computation of diluted EPS	2.1	0	0.1
Maximum percentage of actuarial gain or loss in excess of greater of projected benefit obligation or market related value of plan assets	10.00%
Increase in share based compensation due to modification	38.3
Employer payroll taxes	3.0
Warner Chilcott [Member]
Summary Of Significant Accounting Policies [Line Items]
Acquisition impact	$ 387.9
Customer Concentration Risk [Member] | Customer One [Member] | Revenues [Member]
Summary Of Significant Accounting Policies [Line Items]
Individual customer percentage forming a portion of net revenues	11.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenues [Member]
Summary Of Significant Accounting Policies [Line Items]
Individual customer percentage forming a portion of net revenues		16.00%	14.00%